                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                                 Ellsworth Fund Ltd.
         (successor to Ellsworth Convertible Growth and Income Fund, Inc.)
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Ellsworth Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Fund Ltd.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED) -------------------------


 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- 50.5%

               AEROSPACE AND DEFENSE -- 1.1%
$  250,000     Ceradyne, Inc. 2.875% 2035 sr. sub. cv.  notes (NR) (1)................  $   256,563
 1,000,000     L-3 Communications Holdings, Inc. 3% 2035 CODES (Ba3) (1)..............      993,750
                                                                                        -----------
                                                                                          1,250,313
                                                                                        -----------

               AUTOMOTIVE -- 1.5%
 4,000,000     Lear Corp. 0% 2022 cv. sr. notes (Ba2).................................    1,735,000
                                                                                        -----------

               BANKING/SAVINGS AND LOAN -- 2.1%
 1,000,000     The Bear Stearns Companies, Inc. 0.25% 2010 medium-term notes (A1)
                (exch. for Fifth Third Bancorp common stock) (1)......................      840,600
 1,500,000     U.S. Bancorp floating rate 2035 cv. sr. deb. (Aa2).....................    1,490,625
                                                                                        -----------
                                                                                          2,331,225
                                                                                        -----------

               CONSUMER GOODS -- 1.5%
 1,375,000     Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2)................    1,662,031
                                                                                        -----------

               ENERGY -- 2.2%
 1,125,000     Maverick Tube Corp. 1.875% 2025 cv. sr. sub. notes (NR)
                (Acquired 11/09/05 - 11/11/05; Cost $1,128,750) (2)...................    1,282,500
 1,000,000     Oil States International, Inc. 2.375% 2025 contingent cv. sr.
                notes (NR)............................................................    1,190,000
                                                                                        -----------
                                                                                          2,472,500
                                                                                        -----------
               ENTERTAINMENT -- 4.2%
 1,500,000     EchoStar Communications Corp. 5.75% 2008 cv. sub. notes (B2)...........    1,470,000
 3,250,000     The Walt Disney Company 2.125% 2023 cv. sr. notes (Baa1)...............    3,266,250
                                                                                        -----------
                                                                                          4,736,250
                                                                                        -----------

               FINANCIAL AND INSURANCE -- 2.4%
   500,000     E*TRADE Financial Corp. 6% 2007 cv. sub. notes (B-)....................      507,500
 1,125,000     FTI Consulting, Inc. 3.75% 2012 cv. sr. sub. notes (Ba3)
                (Acquired 07/29/05 - 10/10/05; Cost $1,158,750) (2)...................    1,252,969
 1,000,000     Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds (A1)
                (conv. into Swiss Reinsurance Company common stock)
                 (Acquired 11/15/01 - 12/05/01; Cost $1,007,875) (2)..................      939,750
                                                                                        -----------
                                                                                          2,700,219
                                                                                        -----------
               FINANCIAL SERVICES -- 0.9%
 1,000,000     Euronet Worldwide, Inc. 3.50% 2025 cv. deb. (NR)
                (Acquired 09/28/05 - 09/29/05; Cost $1,024,635) (1,2).................      970,000
                                                                                        -----------

               FOODS -- 0.9%
 1,000,000     Lehman Brothers Holdings, Inc. 1% 2011 medium-term notes (A1)
                (performance linked to General Mills, Inc. common stock) (1)..........      998,400
                                                                                        -----------

               HEALTH CARE -- 4.0%
 2,000,000     Manor Care, Inc. 2.125% 2035 cv. sr. notes (Baa3)......................    2,070,000
 1,000,000     Omnicare, Inc. 3.25% 2035 cv. sr. deb. (B1) (1)........................      997,500
 1,500,000     St. Jude Medical, Inc. 2.8% 2035 cv. sr. deb. (BBB+) (1)...............    1,501,875
                                                                                        -----------
                                                                                          4,569,375
                                                                                        -----------

               MULTI-INDUSTRY -- 0.8%
 1,000,000     Lehman Brothers Holdings, Inc. 1% 2011 medium-term notes (A1)
                (performance linked to Cendant Corp. common stock) (1)................      877,500
                                                                                        -----------

Ellsworth Fund Ltd.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (CONTINUED) -------------------------


 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- CONTINUED

               PHARMACEUTICALS -- 7.3%
$2,000,000     Amgen, Inc. 0% 2032 LYONs (A2) (1).....................................  $ 1,570,000
 1,500,000     Cephalon, Inc. 2% 2015 cv. sr. sub. notes (B-).........................    2,223,750
 1,250,000     Encysive Pharmaceuticals, Inc. 2.5% 2012 cv. sr. notes (NR)............      990,625
 1,000,000     Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR)...........................    1,012,500
 1,000,000     Teva Pharmaceutical Finance II, LLC series A 0.5% 2024 cv. sr. deb.
                (Baa3) (exch. for ADR representing Teva Pharmaceutical Industries
                 Ltd. common stock)...................................................    1,192,500
 1,000,000     Teva Pharmaceutical Finance II, LLC series B 0.25% 2024 cv. sr. deb.
                (Baa3) (exch. for ADR representing Teva Pharmaceutical Industries
                 Ltd. common stock)...................................................    1,250,000
                                                                                        -----------
                                                                                          8,239,375
                                                                                        -----------

               RETAIL -- 4.9%
 1,000,000     Amazon.com, Inc. 4.75% 2009 cv. sub. notes (B2)........................      966,250
 1,000,000     Best Buy Co., Inc. 2.25% 2022 cv. sub. deb. (Ba1) (1)..................    1,067,500
 1,250,000     Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR).........    1,064,063
 3,000,000     The TJX Companies, Inc. 0% 2021 LYONs (Baa1)...........................    2,411,250
                                                                                        -----------
                                                                                          5,509,063
                                                                                        -----------

               TECHNOLOGY -- 11.2%
 1,250,000     Advanced Micro Devices, Inc. 4.75% 2022 cv. sr. deb. (B3) (1)..........    1,651,563
 1,000,000     C&D Technologies, Inc. 5.25% 2025 cv. sr. notes (NR)
                (Acquired 11/16/05; Cost $1,000,000) (2)..............................    1,098,750
 2,000,000     Citigroup Funding, Inc. 1% 2010 medium-term notes (Aa1) (exch. for
                the cash equivalent of a basket of technology stocks) (1).............    1,853,000
 1,000,000     Intel Corp. 2.95% 2035 jr. sub. cv. deb. (NR)
                (Acquired 12/14/05; Cost $1,001,542) (1,2)............................      981,250
 2,250,000     International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2)...........    2,160,000
 1,500,000     LSI Logic Corp. 4% 2010 cv. sub. notes (B).............................    1,445,625
 1,000,000     Richardson Electronics, Ltd. 8% 2011 cv. sr. sub. notes (NR)
                (Acquired 11/21/05; Cost $1,000,000) (2)..............................    1,010,000
 1,500,000     Sybase, Inc. 1.75% 2025 cv. sub. notes (NR)............................    1,545,000
 1,000,000     Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes (B3)...........      980,000
                                                                                        -----------
                                                                                         12,725,188
                                                                                        -----------

               TELECOMMUNICATIONS -- 4.0%
   250,000     Comverse Technology, Inc. 0% 2023 ZYPS (BB-) (3).......................      378,438
 1,000,000     Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (B1)........    1,002,500
   500,000     Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (B1)........      514,375
 1,250,000     Nortel Networks Corp. 4.25% 2008 cv. sr. notes (B3)....................    1,178,125
 1,500,000     Tekelec, Inc. 2.25% 2008 sr. sub. cv. notes (NR).......................    1,479,375
                                                                                        -----------
                                                                                          4,552,813
                                                                                        -----------

               UTILITIES -- 1.5%
 1,500,000     CMS Energy Corp. 2.875% 2024 cv. sr. notes (B1)........................    1,753,125
                                                                                        -----------

               TOTAL CONVERTIBLE BONDS AND NOTES......................................  $57,082,377
                                                                                        -----------

Ellsworth Fund Ltd.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (CONTINUED) -------------------------

                                                                                           Value
  Shares                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE PREFERRED STOCKS -- 23.1%

               AEROSPACE AND DEFENSE -- 1.3%
   60,000      Ionatron, Inc. 6.5% series A cv. pfd. (NR)
                (Acquired 10/27/05; Cost $1,500,000) (2)..............................  $ 1,522,500
                                                                                        -----------

               BANKING/SAVINGS AND LOAN -- 5.3%
    40,000     National Australia Bank Ltd. 7.875% exch. capital units (NR)...........    1,576,000
    20,000     New York Community Bancorp, Inc. 6% BONUSES units (Baa2)...............      934,000
    35,000     Sovereign Capital Trust IV 4.375% PIERS (Ba1)
                (exch. for Sovereign Bancorp, Inc. common stock) (1)..................    1,540,000
    35,000     Washington Mutual Capital Trust 5.375% PIERS units (BBB)
                (exch. for Washington Mutual, Inc. common stock)......................    1,910,370
                                                                                        -----------
                                                                                          5,960,370
                                                                                        -----------

               CHEMICALS -- 2.0%
    80,000     Celanese Corp. 4.25% cv. perp. pfd. (NR)...............................    2,260,000
                                                                                        -----------

               ENERGY -- 5.3%
     4,000     Chesapeake Energy Corp. 5% cum. cv. pfd. (B)...........................      549,500
    20,000     Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B).........................    1,897,500
    10,000     Semco Energy, Inc. 5% series B cv. cum. pfd. (B-)......................    1,880,000
    15,000     The Williams Companies, Inc. 5.5% 2033 jr. sub. cv. deb. (B-)..........    1,687,500
                                                                                        -----------
                                                                                          6,014,500
                                                                                        -----------

               FINANCIAL AND INSURANCE -- 7.1%
    75,000     Citigroup Funding, Inc. variable rate exch. notes (Aa1)
                (exch. for Genworth Financial, Inc. common stock).....................    2,463,750
        20     Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3)
                (Acquired 12/29/04 - 01/11/05; Cost $2,078,125) (2)...................    1,842,815
    20,000     Reinsurance Group of America, Inc. 5.75% PIERS (Baa2)..................    1,222,500
   100,000     The St. Paul Travelers Companies, Inc. 4.5% 2032 cv. jr. sub.
                notes (Baa1)..........................................................    2,528,000
                                                                                        -----------
                                                                                          8,057,065
                                                                                        -----------

               MINING -- 2.1%
     2,000     Freeport-McMoRan Copper and Gold, Inc. 5.5% cv. perpetual pfd. (B-)....    2,348,500
                                                                                        -----------

               TOTAL CONVERTIBLE PREFERRED STOCKS.....................................  $26,162,935
                                                                                        -----------


               MANDATORY CONVERTIBLE SECURITIES -- 18.8% (4)

               CHEMICALS -- 1.4%
    40,000     Huntsman Corp. 5% mand. cv. pfd. 02/16/08 (NR).........................    1,615,000
                                                                                        -----------

               CONSUMER GOODS -- 1.2%
    35,000     Constellation Brands, Inc. dep. shs. representing 5.75% series A
                mandatory cv. pfd. 09/01/06 (B).......................................    1,366,050
                                                                                        -----------

               ENERGY -- 2.8%
    15,000     Amerada Hess Corp. 7% mand. cv. pfd. ACES 12/01/06 (Ba3)...............    1,614,375
    15,000     Valero Energy Corp. 2% mand. cv. pfd. 07/01/06 (BB)....................    1,537,500
                                                                                        -----------
                                                                                          3,151,875
                                                                                        -----------

Ellsworth Fund Ltd.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (CONTINUED) -------------------------

                                                                                           Value
  Shares                                                                                  (Note 1)
-----------                                                                             -----------
               MANDATORY CONVERTIBLE SECURITIES -- CONTINUED (4)

               FINANCIAL AND INSURANCE -- 8.4%
    25,000     The Chubb Corp. 7% equity units 08/16/06 (A2) (1)......................  $   879,500
    43,500     E*TRADE Financial Corp. 6.125% equity units 11/18/08 (B3)..............    1,250,625
    30,000     Merrill Lynch & Co., Inc. 6.75% mandatory exch. securities 10/15/07
                (Aa3) (exch. for Nuveen Investments, Inc. common stock)...............    1,183,530
    80,000     MetLife, Inc. 6.375% common equity units 08/15/08 (BBB+)...............    2,230,000
    42,500     Morgan Stanley, Inc. 5.875% mandatory exch. securities 10/15/08 (Aa3)
                (exch. for Nuveen Investments, Inc. common stock).....................    1,687,845
    40,000     The PMI Group, Inc. 5.875% HITS units 11/15/06 (A1) (1)................      995,000
    45,000     XL Capital, Ltd. 6.5% equity security units 05/15/07 (A3)..............    1,024,200
    10,000     XL Capital, Ltd. 7% equity security units 02/15/09 (A3)................      255,500
                                                                                        -----------
                                                                                          9,506,200
                                                                                        -----------

               FOODS -- 1.8%
    40,000     Albertson's, Inc. 7.25% HITS units 05/16/07 (Baa3) (1).................      910,000
    40,000     Lehman Brothers Holdings, Inc. 6.25% PIES 10/15/07 (A1)
                (exch. for General Mills, Inc. common stock)..........................    1,060,000
                                                                                        -----------
                                                                                          1,970,000
                                                                                        -----------

               PHARMACEUTICALS -- 1.9%
    40,000     Schering-Plough Corp. 6% mand. cv. pfd. 09/14/07 (Baa3)................    2,151,600
                                                                                        -----------

               TECHNOLOGY -- 1.3%
    37,500     Credit Suisse First Boston (USA), Inc. 5.5% SAILS 11/15/08 (Aa3)
                (exch. for Equinix, Inc. common stock)................................    1,507,500
                                                                                        -----------

               TOTAL MANDATORY CONVERTIBLE SECURITIES (4).............................  $21,268,225
                                                                                        -----------

               COMMON STOCKS -- 4.1%

               HEALTH CARE -- 1.5%
    23,462     Community Health Systems, Inc. (3).....................................      899,533
    21,115     LifePoint Hospitals, Inc. (3)..........................................      791,813
                                                                                        -----------
                                                                                          1,691,346
                                                                                        -----------

               MULTI-INDUSTRY -- 0.4%
    25,000     Cendant Corp...........................................................      431,250
                                                                                        -----------

               PHARMACEUTICALS -- 1.4%
    26,300     Johnson & Johnson......................................................    1,580,630
                                                                                        -----------

               TELECOMMUNICATIONS -- 0.9%
    40,000     AT&T Inc...............................................................      979,600
                                                                                        -----------

               TOTAL COMMON STOCKS....................................................  $ 4,682,826
                                                                                        -----------

Ellsworth Fund Ltd.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (CONTINUED) -------------------------


 Principal                                                                                Value
  Amount                                                                                 (Note 1)
-----------                                                                            ------------
               SHORT-TERM SECURITIES -- 2.8%

               COMMERCIAL PAPER -- 2.7%
$3,100,000     American Express Credit Corp. (P1)
                (4.28% maturing 01/03/06)............................................. $  3,098,157
                                                                                       ------------

               U.S. GOVERNMENT OBLIGATIONS -- 0.0%
    11,000     U.S. Treasury notes 2.25% 04/30/06 (Aaa) (5)...........................       10,931
                                                                                       ------------

               TOTAL SHORT-TERM SECURITIES............................................    3,109,088
                                                                                       ------------


               TOTAL CONVERTIBLE BONDS AND NOTES -- 50.5%.............................   57,082,377
               TOTAL CONVERTIBLE PREFERRED STOCKS -- 23.1%............................   26,162,935
               TOTAL MANDATORY CONVERTIBLE SECURITIES -- 18.8%........................   21,268,225
               TOTAL COMMON STOCKS -- 4.1%............................................    4,682,826
               TOTAL SHORT-TERM SECURITIES -- 2.8%....................................    3,109,088
                                                                                       ------------
               TOTAL INVESTMENTS -- 99.3%.............................................  112,305,451

               OTHER ASSETS AND LIABILITIES, NET -- 0.7%..............................      807,921
                                                                                       ------------
               TOTAL NET ASSETS -- 100.0%............................................. $113,113,372
                                                                                       ============

(1)  Contingent payment debt instrument which accrues contingent interest.
     See Note 1(b).
(2) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A or a Reg D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at December 31, 2005 was $10,900,534 which represented 9.6% of the Fund's net assets.
(3)  Non-income producing security.
(4) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(5)  Collateral for a letter of credit.

ACES       Automatic Convertible Equity Securities.
ADR        American Depositary Receipts.
BONUSES    Bifurcated Option Note Unit Securities.
CODES      Convertible Contingent Debt Securities.
HITS       Hybrid Income Term Security.
LYONs      Liquid Yield Option Notes.
PIES       Premium Income Exchangeable Securities.
PIERS      Preferred Income Equity Redeemable Securities.
SAILS      Shared Appreciation Income Linked Securities.
ZYPS       Zero Yield Puttable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

Ellsworth Fund Ltd.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)---------------------------------------

1.  Significant Accounting Policies
Ellsworth Fund Ltd. (successor to Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Unlisted securities traded in the over-the-counter market and listed securities for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management with the approval of the Board of Directors. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to approximately 2 cents per share for the three months ended December 31, 2005. In addition, Federal tax regulations require the Fund to reclassify
realized gains on contingent payment debt instruments to interest income.   At
December 31, 2005 there were unrealized losses of approximately 2 cents per share on contingent payment debt instruments.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of February 22, 2006, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: February 22, 2006


  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: February 22, 2006

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: February 22, 2006